Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues (Details) [Line Items]
Deferred revenue			$ 262,217	$ 242,823
Revenue recognized	$ 140,962	$ 122,089
Remaining performance obligations	344,924		343,557
Billed consideration amount	271,273		262,217
Unbilled consideration amount	$ 73,651		$ 81,340
Revenue Remaining Performance [Member]: 2026-06-30
Revenues (Details) [Line Items]
Remaining performance obligations term	12 months